Shareholders' Equity - Non-Voting Shares (Details) - $ / shares		3 Months Ended
	May 14, 2018	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2017
Class of Stock [Line Items]
Ordinary shares, issued (shares)			22,085,232	21,511,505
Ordinary shares, outstanding (shares)			22,085,232	21,511,505
Series C non-voting convertible ordinary shares
Class of Stock [Line Items]
Conversion ratio, issued upon conversion (shares)					1
Aggregate voting power of Company's issued share capital (percent) (not to exceed)					0.01%
Ordinary shares, issued (shares)			2,599,672	2,599,672
Ordinary shares, outstanding (shares)			2,599,672	2,599,672
Warrants outstanding (shares)		175,901	175,901
Warrants, exercise price (dollars per share)		$ 115.00	$ 115.00
Shares issued (in shares)		89,590
Common Class B
Class of Stock [Line Items]
Ordinary shares, issued (shares)			0
Ordinary shares, outstanding (shares)			0
Common Class D
Class of Stock [Line Items]
Ordinary shares, issued (shares)			0
Ordinary shares, outstanding (shares)			0
Common Class E
Class of Stock [Line Items]
Ordinary shares, issued (shares)			910,010	910,010
Ordinary shares, outstanding (shares)			910,010	910,010
KaylaRe
Class of Stock [Line Items]
Number of Enstar Ordinary shares issued (in shares)	2,007,017
Common Class E | KaylaRe
Class of Stock [Line Items]
Number of Enstar Ordinary shares issued (in shares)	505,239